Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions				1 Months Ended					12 Months Ended
	May 20, 2021 JPY (¥)	Nov. 08, 2019 EUR (€)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)	Jun. 25, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Jun. 30, 2019 EUR (€)	Jul. 31, 2018 EUR (€)	May 22, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥											¥ 48,000.0
Legal expenses | ¥									¥ 41,131.0
Legal reserves | $												$ 3,203
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥									62,889.0
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund																					€ 33,800,000
Tax credit refunds													€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																			$ 35
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																				$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought								€ 1,100,000,000
Recovery of payment																		€ 1,500,000,000
Amount of discount based on the settlement agreement																	€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought							€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought					€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought				€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability															€ 100,000
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan | $			$ 60
Amount of damages sought | $			$ 48
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes | $																$ 750
Certain project finance notes which were purchased by AIG | $																$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $						$ 100
Amount of damages sought | $						$ 68
Action by a former Italian counterparty [Member]
Contingencies
Reimbursement of refund														€ 165,000,000
NIP Guilty [Member]
Contingencies
Amount of damages sought		€ 3,450,000
Litigation settlement amount		€ 88,000,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision | ¥	¥ 129.6
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥									121,604.0
Resale agreements | ¥									1,725,000.0	¥ 1,969,000.0
Repurchase agreements | ¥									1,533,000.0	677,000.0
Obligations to return debt and equity securities borrowed without collateral | ¥									824,000.0	928,000.0
Other commitments [Member] | Maintenance Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥									¥ 121,604.0	¥ 126,949.0